TAXES ON INCOME (Reconciliation of the Amount of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Unrecognized tax benefits, beginning	$ 84	$ 86	$ 84
Exchange rate differences		(2)	2
Exchange rate differences	6
Utilization upon assessment	(90)
Unrecognized tax benefits, ending		84	86
Unrecognized tax benefits that would impact effective tax rate, if recognized	$ (84)	$ (2)	$ 2